Putnam
Money Market
Fund

SEMIANNUAL REPORT ON PERFORMANCE AND OUTLOOK

3-31-01

[SCALE LOGO OMITTED]

FROM THE TRUSTEES

[GRAPHIC OMITTED: PHOTO OF JOHN A. HILL AND GEORGE PUTNAM III]

Dear Shareholder:

Money market securities held a special appeal in recent months as investors sought refuge from the effects of a falling stock market and a slowing U.S. economy. Putnam Money Market Fund benefited from investors' flight to safety but the inflow of funds and the changing economic and interest-rate environments presented their own challenges for management during the fund's semiannual period.

As the economy slowed and short-term interest rates declined, Fund Manager Joanne Driscoll had to take advantage of every opportunity that presented itself. As you might imagine, there is far less maneuvering room in the universe of short-term money market securities than in portfolios comprising longer-term investments. Nevertheless, by strategic diversification, careful selection, and effective manipulation of maturity dates, Joanne was able to provide a competitive yield while maintaining the fund's stable net asset value.

Respectfully yours,

/S/ JOHN A. HILL                   /S/ GEORGE PUTNAM, III

John A. Hill                       George Putnam, III
Chairman of the Trustees           President of the Funds
May 18, 2001

REPORT FROM FUND MANAGEMENT

Joanne M. Driscoll

Money market investments, the foundation of any well-diversified portfolio, soared in popularity during the six months ended March 31, 2001, as nervous investors sought refuge from the stock market's volatility. Questions about U.S. economic growth, the direction of interest rates, and even the outcome of the presidential election added to an air of uncertainty during the period. Not surprisingly, money market assets climbed dramatically as investors sought the relative safety of these short-term investments. Throughout the period, we remained steadfastly committed to Putnam Money Market Fund's goal of maintaining a stable $1.00 net asset value, excellent credit quality, and attractive income to produce gratifying results.

Total return for 6 months ended 3/31/01

      Class A         Class B           Class C        Class M
        NAV         NAV    CDSC       NAV    CDSC        NAV
-----------------------------------------------------------------------
       3.01%       2.76%   -2.24%    2.76%   1.76%      2.94%
-----------------------------------------------------------------------

Past performance is no indication of future results. Performance information for longer periods and explanation of performance calculation methods begin on page 5.

* FED LOWERS RATES TO STIMULATE ECONOMIC GROWTH

In the early months of the reporting period, with the U.S. economy steaming along, the Federal Reserve Board maintained its aggressive anti-inflationary bias. However, this changed to a more neutral stance in the final weeks of 2000 as it became clear that the economy was slowing faster than many observers had anticipated. Falling corporate earnings, an anemic stock market, and the ongoing shakeout in the technology sector had taken their toll. In January, the Fed abandoned its tight monetary policy and embarked on a policy of promoting growth. It reduced both the federal funds rate and the discount rate three times before the end of your fund's semiannual period.

Managing the fund's assets amid such a fluid environment required a patient and vigilant eye. When interest rates were trending up in the early months of the fund's fiscal year, money market yields were driven up in anticipation of the Fed's intervention, and we were able to take advantage of the situation. The fund's 49-day average maturity on March 31 was slightly longer than that of its benchmark, the Lipper Money Market Average, and this proved advantageous for our income strategy. When rates were falling during the first quarter of 2001, yields on money market instruments followed suit. However, yields on short-term securities fell less severely than those on longer-term notes, and our focus on longer maturities helped support the fund's monthly dividend.

Our efforts during this period were complicated by the fact that heightened demand for money market securities by investors seeking a safe haven during the recent market volatility exceeded the supply of new issues. In addition, the first quarter of any year is traditionally a challenging time to find investments in this market. Investors typically pour assets into money markets in anticipation of paying their taxes in April and create higher demand than we see at other times of the year.

* PORTFOLIO REFLECTS COMMITMENT TO QUALITY AND STABILITY OF PRINCIPAL

Credit quality has always been an important criterion in our stringent selection process. When the economy begins to slow, corporate fundamentals can suffer if profits are affected. So our commitment to exemplary credit quality can help protect the fund's assets in periods of economic deterioration. The fund's quality profile remains of the highest caliber, with 100% of its assets invested in Tier 1 paper.

Given the falling interest rates and economic slowdown, the yield spread between higher- and lower-quality securities has widened, sparking a flight-to-quality investor mentality. In response to these developments, we are avoiding economically sensitive industries and increasing the fund's exposure to U.S. government agency notes such as securities issued by the Federal National Mortgage Association (FNMA) and the Federal Home Loan Bank (FHLB). The fund retains a majority of its assets in commercial paper, which is issued primarily by corporations requiring short-term financing. These investments typically have maturities of 30 to 90 days but can span from 0 to 270 days. Certificates of deposit, which are issued by commercial banks, represent a much smaller allocation. Overall, the fund is well diversified, with 66.7% of its assets invested in the United States and 33.3% abroad.

* FUND'S CONSERVATIVE STANCE SIDESTEPS CALIFORNIA UTILITIES, TECHNOLOGY

We are closely monitoring the fallout from California's utility and technology sectors, since the situation has implications for the state's fiscal viability as well as the financial markets connected with these industries. Standard & Poor's recently put the state on a negative credit watch, which typically presages a credit rating downgrade.

The investment impact of recent events in both these sectors, in and out of California, has been felt primarily in the long end of the yield curve and involves longer-term securities. With its focus on the short end of the curve and on shorter-term securities, your fund is less vulnerable. Nevertheless, our dedication to the highest quality money market instruments precluded the fund from investing in the very issues in question. As one of the more conservatively managed funds in its peer group, your fund completely sidestepped the fallout from these two sectors by refraining from investing in the first place.

* FUND MANAGEMENT EXPECTS ADDITIONAL RATE CUTS

Economic indicators have shown that the economy is slowing rapidly, raising concerns of a recession. The continuing downward spiral of the stock markets heightens those concerns. In addition to any further reductions the Fed might make in short-term rates, the federal government is considering income-tax cuts, which can further stimulate consumer spending. History has shown that the effects of interest-rate cuts are reflected in higher economic growth rates 6 to 12 months later. For these reasons, we believe the economy is experiencing a slowdown rather than a recession and that a recovery is likely in the second half of 2001.

We will continue to monitor new money market issuance in the hope of adding longer-term securities to extend the fund's average days to maturity and increase income potential. In keeping with past practices, we will maintain the fund's conservative tone of emphasizing top credit quality and preservation of principal.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/01, there is no guarantee the fund will continue to hold these securities in the future. An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund.

PERFORMANCE COMPARISONS (3/31/01)
                                                        Current
                                                        return*
-----------------------------------------------------------------------
Passbook savings account                                  0.90%
-----------------------------------------------------------------------
Taxable money market fund 7-day yield                     4.69
-----------------------------------------------------------------------
3-month certificate of deposit                            3.97
-----------------------------------------------------------------------
Putnam Money Market Fund (7-day yield)
-----------------------------------------------------------------------
        Class A                                           5.03
-----------------------------------------------------------------------
        Class B                                           4.53
-----------------------------------------------------------------------
        Class C                                           4.52
-----------------------------------------------------------------------
        Class M                                           4.88
-----------------------------------------------------------------------
The net asset value of money market mutual funds is uninsured and designed to be fixed, while distributions vary daily. Investment returns will fluctuate. The principal value on passbook savings and on bank CDs is generally insured up to certain limits by state and federal agencies. Unlike stocks, which incur more risk, CDs offer a fixed rate of return. Unlike money market funds, bank CDs may be subject to substantial penalties for early withdrawals.

*Sources: FleetBoston (passbook savings), Bank Rate Monitor (3-month CDs),
 IBC/Donaghue's Money Fund Report (taxable money market fund compound 7-day yield).


A NOTE ABOUT DUPLICATE MAILINGS

In response to investors' requests, the SEC has modified mailing regulations for semiannual and annual reports and prospectuses. Putnam is now able to send a single copy of these materials to customers who share the same address. This change will automatically apply to all shareholders except those who notify us. If you prefer to receive your own copy, please call Putnam at 1-800-225-1581.


PERFORMANCE SUMMARY

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Money Market Fund is designed for investors seeking current income consistent with capital preservation, stable principal, and liquidity.


TOTAL RETURN FOR PERIODS ENDED 3/31/01

                        Class A        Class B           Class C      Class M
(inception dates)      (10/1/76)      (4/27/92)          (2/1/99)     (2/8/94)
                          NAV        NAV     CDSC      NAV     CDSC     NAV
-------------------------------------------------------------------------------
6 months                 3.01%      2.76%  -2.24%     2.76%   1.76%     2.94%
-------------------------------------------------------------------------------
1 year                   6.13       5.60    0.60       5.61    4.61     6.00
-------------------------------------------------------------------------------
5 years                 29.74      26.54   24.54      26.65   26.65    28.80
Annual average           5.35       4.82    4.49       4.84    4.84     5.19
-------------------------------------------------------------------------------
10 years                58.40      50.91   50.91      51.03   51.03    56.06
Annual average           4.71       4.20    4.20       4.21    4.21     4.55
-------------------------------------------------------------------------------
Annual average
(life of fund)           7.20       6.67    6.67       6.68    6.68     7.04
-------------------------------------------------------------------------------
Current return (end of period)
-------------------------------------------------------------------------------
Current 7-day yield 1    5.03%          4.53%              4.52%        4.88%
-------------------------------------------------------------------------------
Current 30-day yield 1   5.22           4.73               4.57         5.07
-------------------------------------------------------------------------------

1 The 7-day and 30-day yields are the two most common gauges for measuring money market mutual fund performance.

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the higher operating expenses applicable to such shares. One-, five-, and ten-year (when available), and life of fund returns for class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.


COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/01

                                         Lipper Money     Consumer
                                        Market Average   price index
---------------------------------------------------------------------
6 months                                     2.74%          1.56%
---------------------------------------------------------------------
1 year                                       5.68           2.92
---------------------------------------------------------------------
5 years                                     27.68          13.23
Annual average                               5.01           2.52
---------------------------------------------------------------------
10 years                                    56.54          30.59
Annual average                               4.58           2.70
---------------------------------------------------------------------
Annual average
(life of fund)                               7.22           4.67
---------------------------------------------------------------------

Past performance is no assurance of future results. More recent returns may be more or less than those shown. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect the higher operating expenses applicable to such shares. One-, five-, and ten-year (when available), and life of fund returns for class B shares reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. For class C shares, returns for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the CDSC currently applicable to class C shares, which is 1% for the first year and is eliminated thereafter, and the higher operating expenses applicable to class C shares. All returns assume reinvestment of distributions at NAV. Fund performance data do not take into account any adjustment for taxes payable on reinvested distributions. Investment returns will fluctuate.

An investment in the fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the fund seeks to preserve your investment at $1.00 per share, it is possible to lose money by investing in the fund. The fund's holdings do not match those in the Lipper average. Yield data more closely reflect the current earnings of the fund.


DISTRIBUTION INFORMATION 6 MONTHS ENDED 3/31/01

                      Class A      Class B      Class C      Class M
---------------------------------------------------------------------
Distributions (number)   6            6            6            6
---------------------------------------------------------------------
Income               $0.029750    $0.027245    $0.027303    $0.029013
---------------------------------------------------------------------
  Total              $0.029750    $0.027245    $0.027303    $0.029013
---------------------------------------------------------------------

Terms and definitions

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares generally are fund shares purchased with an initial sales charge. In the case of your fund, which has no sales charge, the reference is to shares purchased or acquired through the exchange of class A shares from another Putnam fund. Exchange of your fund's class A shares into another fund may involve a sales charge, however.

Class B and class C shares generally are fund shares purchased with no initial sales charge but subject to a contingent deferred sales charge
(CDSC) upon redemption. However, class B and class C shares of your fund can be acquired only through exchange of class B or class C shares from another fund or purchased by certain systematic plan shareholders. A contingent deferred sales charge is a charge applied at the time of redemption of class B and class C shares and assumes redemption at the end of the period. The CDSC schedule will vary depending on whether the shares were acquired through exchange or through a systematic investment plan purchase. Consult your prospectus for details.

Class M shares generally have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption. In the case of your fund, which has no sales charge, exchange of your fund's class M shares into another fund may involve a sales charge, however.

COMPARATIVE BENCHMARKS

Lipper Money Market Fund Average, used for performance comparison purposes, is an arithmetic average of the total return of all money market mutual funds tracked by Lipper Analytical Services. Lipper is an independent rating organization for the mutual fund industry. Lipper rankings vary for other periods. The fund's holdings do not match those in the Lipper average. It is not possible to invest directly in an index.

Consumer price index (CPI) is a commonly used measure of inflation; it does not represent an investment return.


A GUIDE TO THE FINANCIAL STATEMENTS

These sections of the report constitute the fund's financial statements.

The fund's portfolio lists all the fund's investments and their values as of the last day of the reporting period. Holdings are organized by asset type and industry sector, country, or state to show areas of concentration and diversification.

Statement of assets and liabilities shows how the fund's net assets and share price are determined. All investment and noninvestment assets are added together. Any unpaid expenses and other liabilities are subtracted from this total. The result is divided by the number of shares to determine the net asset value per share, which is calculated separately for each class of shares. (For funds with preferred shares, the amount subtracted from total assets includes the net assets allocated to remarketed preferred shares.)

Statement of operations shows the fund's net investment gain or loss for the reporting period. This is determined by adding up all the fund's earnings -- from dividends and interest income -- and subtracting its operating expenses. This statement also lists any net gain or loss the fund realized on the sales of its holdings and -- for holdings that remain in the portfolio -- any change in unrealized gains or losses over the period.

Statement of changes in net assets shows how the fund's net assets were affected by distributions to shareholders and by changes in the number of the fund's shares. It lists distributions and their sources (net investment income or realized capital gains) over the current reporting period and the most recent fiscal year-end. The distributions listed here may not match the sources listed in the Statement of operations because the distributions are determined on a tax basis and may be paid in a different period from the one in which they were earned.

Financial highlights provide an overview of the fund's investment results, per-share distributions, expense ratios, net investment income ratios and portfolio turnover in one summary table, reflecting the five most recent reporting periods. In a semiannual report, the highlight table also includes the current reporting period. For open-end funds, a separate table is provided for each share class.




THE FUND'S PORTFOLIO
March 31, 2001 (Unaudited)

COMMERCIAL PAPER (88.7%) (a)                                                              MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
Domestic (62.5%)
-------------------------------------------------------------------------------------------------------------------
        $50,000,000 Abbott Laboratories 4.9s                                              4/26/01    $   49,685,625
         50,000,000 American Express Credit Co. 5.03s                                     5/15/01        49,821,611
         44,000,000 American General Finance Corp. 5.16s                                  4/24/01        43,848,640
         53,000,000 Banc One Corp. 6.25s                                                  4/30/01        52,723,958
         43,500,000 Banc One Corp. 6.18s                                                  4/16/01        43,380,520
         35,000,000 Banc One Financial Corp. 5.17s                                        6/21/01        34,587,836
         40,000,000 Banc One Financial Corp. 5.15s                                        5/31/01        39,650,944
         42,000,000 Bank Of America FSB 6.34s                                             5/11/01        41,696,737
         44,000,000 Bank Of America FSB 6.15s                                             4/5/01         43,962,417
         50,000,000 Bank Of America FSB 5.01s                                             8/8/01         49,095,417
         33,000,000 Bank Of New York Co., Inc. 4.79s                                      5/31/01        32,732,159
         52,000,000 Bear Sterns Co., Inc. 5.35s                                           4/19/01        51,853,172
         60,000,000 Bear Sterns Co., Inc. 4.94s                                           6/8/01         59,431,900
         50,000,000 Bear Sterns Co., Inc. 4.8s                                            6/20/01        49,460,000
         52,000,000 Bear Sterns Co., Inc. 4.8s                                            6/4/01         51,549,333
         25,000,000 Chevron UK Investment PLC 5.35s                                       4/9/01         24,966,563
         42,000,000 Citicorp 5.25s                                                        4/16/01        41,902,000
         52,000,000 Corporate Asset Funding Corp. 5.37s                                   4/9/01         51,930,190
         40,000,000 Corporate Asset Funding Corp. 5.35s                                   4/17/01        39,898,944
         50,000,000 Corporate Asset Funding Corp. 5s                                      4/6/01         49,958,333
         30,000,000 Corporate Asset Funding Corp. 4.85s                                   5/25/01        29,777,708
         60,000,000 Corporate Receivables Corp. 4.7s                                      6/22/01        59,349,833
         48,200,000 CXC, Inc. 5.61s                                                       4/12/01        48,109,866
         43,000,000 CXC, Inc. 5.5s                                                        4/3/01         42,980,292
         50,000,000 CXC, Inc. 5.38s                                                       5/7/01         49,723,528
         19,000,000 CXC, Inc. 5.38s                                                       5/7/01         18,902,361
         50,000,000 CXC, Inc. 5.26s                                                       4/24/01        49,824,667
         45,146,000 Delaware Funding Corp. 5.3s                                           4/4/01         45,119,414
         45,340,000 Delaware Funding Corp. 5.14s                                          4/23/01        45,191,108
         75,000,000 Delaware Funding Corp. 5.s                                            4/9/01         74,906,250
         54,000,000 Eureka Securitization, Inc. 5.25s                                     5/18/01        53,622,000
         65,000,000 Eureka Securitization, Inc. 5.21s                                     5/24/01        64,492,025
         60,000,000 Eureka Securitization, Inc. 4.91s                                     5/4/01         59,721,767
         40,000,000 Eureka Securitization, Inc. 4.87s                                     5/2/01         39,826,844
         20,302,000 Falcon Asset Securitization Corp. 5.615s                              4/20/01        20,238,669
         28,700,000 Falcon Asset Securitization Corp. 5.41s                               4/2/01         28,691,374
         44,000,000 Ford Motor Credit Co. 5.08s                                           5/3/01         43,795,107
         35,000,000 Ford Motor Credit Co. of Puerto Rico, Inc. 5.07s                      5/4/01         34,832,408
         24,000,000 Formosa Plastics Corp. (Bank Of America
                    N.A (LOC)) 6.48s                                                      4/6/01         23,974,080
         15,000,000 Formosa Plastics Corp. (Bank Of America
                    N.A.(LOC)) 6.33s                                                      4/11/01        14,970,988
         23,000,000 Formosa Plastics Corp. (Bank Of America
                    N.A.(LOC)) 4.93s                                                      6/8/01         22,782,669
         27,000,000 Formosa Plastics Corp. (Bank Of America
                    N.A.(LOC)) 4.71s                                                      7/17/01        26,618,490
         35,000,000 GE Capital Intl. Funding 6.04s                                        6/6/01         34,606,561
         26,000,000 GE Capital Intl. Funding 6.04s                                        6/5/01         25,712,093
         65,000,000 GE Capital Intl. Funding 5.26s                                        5/11/01        64,610,614
         60,000,000 GE Capital Intl. Funding 4.84s                                        5/18/01        59,612,800
         43,500,000 General Motors Acceptance Corp. 5.21s                                 4/12/01        43,424,455
        196,000,000 Household Finance Corp. 5.48s                                         4/2/01        195,910,496
         50,000,000 Lehman Brothers Holdings 4.65s                                        7/23/01        49,263,750
         60,000,000 Lehman Brothers Holdings 4.52s                                        12/19/01       58,033,800
         50,000,000 Merrill Lynch & Co., Inc. 4.75s                                       6/6/01         49,557,986
         53,000,000 Morgan Stanley Dean Witter & Co. 5.01s                                5/16/01        52,660,712
         48,000,000 Morgan Stanley Dean Witter & Co. 5s                                   6/5/01         47,560,000
         43,000,000 National Rural Utilities (CFC) 6.06s                                  7/19/01        42,203,783
         43,000,000 National Rural Utilities (CFC) 6.06s                                  7/18/01        42,211,022
         30,000,000 National Rural Utilities (CFC) 5.34s                                  4/25/01        29,888,750
         15,500,000 National Rural Utilities (CFC) 5.07s                                  9/11/01        15,142,002
         37,000,000 National Rural Utilities (CFC) 4.82s                                  5/21/01        36,747,352
         23,000,000 Old Line Funding Corp. 5.2s                                           4/18/01        22,940,200
         80,000,000 Park Avenue Receivables Corp. 5.55s                                   4/2/01         79,963,000
         63,000,000 Petrobras Intl. Finance Co. (Barclays Bank
                    PLC (LOC)) 5.07s                                                      4/9/01         62,920,147
         36,800,000 Prudential Funding Corp. 4.92s                                        6/25/01        36,367,477
         53,000,000 Quincy Capital Corp. 5.41s                                            4/5/01         52,960,176
         60,000,000 Quincy Capital Corp. 4.75s                                            6/15/01        59,398,333
         50,252,000 Receivables Capital Corp. 5.4s                                        4/4/01         50,222,686
         25,892,000 Receivables Capital Corp. 5.22s                                       5/1/01         25,775,615
         35,000,000 Receivables Capital Corp. 4.95s                                       5/3/01         34,841,188
         80,000,000 Salomon Smith Barney Holdings, Inc. 5.45s                             4/2/01         79,963,667
         40,000,000 Salomon Smith Barney Holdings, Inc. 5s                                4/11/01        39,938,889
         60,000,000 Salomon Smith Barney Holdings, Inc. 4.97s                             4/19/01        59,842,617
         47,000,000 Sheffield Receivables Corp. 6.45s                                     5/21/01        46,570,538
         43,230,000 Sheffield Receivables Corp. 5.16s                                     4/27/01        43,062,700
         19,280,000 Sheffield Receivables Corp. 5.02s                                     4/20/01        19,226,230
         34,000,000 Sigma Finance, Inc. 6.1s                                              6/18/01        33,544,872
         45,000,000 Sigma Finance, Inc. 6.1s                                              6/18/01        44,530,938
         28,000,000 Sigma Finance, Inc. 4.75s                                             6/20/01        27,700,750
         30,000,000 Sigma Finance, Inc. 4.74s                                             6/22/01        29,672,150
         30,000,000 Thunder Bay Funding, Inc. 5.5s                                        4/2/01         29,986,250
         23,862,000 Thunder Bay Funding, Inc. 5.28s                                       5/11/01        23,718,510
         50,000,000 Thunder Bay Funding, Inc. 5.26s                                       4/10/01        49,926,944
         38,000,000 Thunder Bay Funding, Inc. 5.23s                                       4/3/01         37,983,438
         32,360,000 Thunder Bay Funding, Inc. 5.11s                                       4/4/01         32,341,699
         50,000,000 Verizon Network Funding 5.35s                                         4/2/01         49,985,139
         30,000,000 Verizon Network Funding 5.34s                                         4/26/01        29,884,300
         19,757,000 Wal-Mart Stores Inc. 4.98s                                            4/6/01         19,740,602
         25,000,000 Windmill Funding Corp. 4.98s                                          5/9/01         24,865,125
                                                                                                      -------------
                                                                                                      3,794,608,103

Foreign (26.2%)
-------------------------------------------------------------------------------------------------------------------
         50,000,000 Aegon Funding Corp. 5.2s (Netherlands)                                5/15/01        49,675,000
         40,000,000 Banco de Galicia Y Buenos Aires S.A. (Bayerische
                    Hypo-und Vereinsbank AG (LOC))
                    5.16s (Germany)                                                       6/25/01        39,506,933
         20,000,000 Banco Galicia Uruguay S.A. (Barclays (LOC))
                    5.41s (Uruguay)                                                       5/29/01        19,822,672
         25,000,000 Banco General De Negocios S.A. (Barclays Bank
                    PLC (LOC)) 6.45s (United Kingdom)                                     4/6/01         24,973,125
         40,000,000 Banco Itau S.A. (Bayerische Hypo-und
                    Vereinsbank (LOC)) 5.35s (Germany)                                    5/8/01         39,774,111
         20,000,000 Banco Itau S.A. (Bayerische Hypo-und
                    Vereinsbank (LOC)) 5.25s (Germany)                                    7/27/01        19,655,833
         50,000,000 Bank Of Nova Scotia 5.055s (Canada)                                   5/1/01         49,782,354
         36,000,000 Commerzbank U.S. Finance, Inc. 4.96s (Germany)                        6/1/01         35,692,480
         60,000,000 Commerzbank U.S. Finance, Inc. 4.75s (Germany)                        6/29/01        59,287,500
         54,000,000 Credit Suisse First Boston 4.96s (Switzerland)                        6/7/01         53,494,080
         46,000,000 Credit Suisse First Boston 4.88s (Switzerland)                        7/12/01        45,357,738
         43,000,000 Credit Suisse First Boston Intl. Guernsey
                    6.42s (Switzerland)                                                   5/14/01        42,662,593
         58,525,000 Danske Bank 4.75s (Denmark)                                           9/4/01         57,312,638
         25,000,000 Danske Bank 4.75s (Denmark)                                           8/1/01         24,594,271
         20,000,000 Demir Funding Corp. (Bayerische Vereinsbank
                    (LOC)) 6.46s (Germany)                                                4/10/01        19,964,111
         52,000,000 Den Norske Bank 5.235s (Norway)                                       5/10/01        51,697,533
         35,000,000 Den Norske Bank 5.235s (Norway)                                       5/10/01        34,795,445
         50,000,000 Den Norske Bank 5.16s (Norway)                                        6/14/01        49,462,500
         44,000,000 Den Norske Bank 4.78s (Norway)                                        6/19/01        43,532,622
         45,000,000 Den Norske Bank 4.7s (Norway)                                         6/25/01        44,494,750
         42,900,000 Dresdner U.S. Finance, Inc. 4.82s (Germany)                           6/5/01         42,520,907
         37,000,000 Knights Funding Corp. (Bayerische Hypo-und
                    Vereinsbank (LOC)) 6.43s (Germany)                                    5/18/01        36,682,787
         30,000,000 Knights Funding Corp. (Bayerische Hypo-und
                    Vereinsbank (LOC)) 5s (Germany)                                       6/5/01         29,725,000
         44,000,000 Nordbanken NA, Inc. 5.26s (Sweden)                                    5/7/01         43,762,131
         56,000,000 Paribas Finance, Inc. 5.24s (France)                                  5/4/01         55,722,862
         50,000,000 PEMEX Capital, Inc. (Barclays (LOC)) 6.24s (France)                   4/18/01        49,844,000
         20,000,000 PEMEX Capital, Inc. (Barclays (LOC)) 5.9s (France)                    5/30/01        19,803,333
         35,000,000 PEMEX Capital, Inc. (Barclays (LOC)) 5.4s (France)                    4/11/01        34,942,250
         53,000,000 Spintab AB 5.34s (Sweden)                                             5/22/01        52,591,193
         53,000,000 Spintab AB 5.26s (Sweden)                                             5/9/01         52,697,988
         69,000,000 Spintab AB 4.74s (Sweden)                                             6/19/01        68,273,200
         50,000,000 Svenska Handelsbanken 4.79s (Sweden)                                  6/1/01         49,587,528
         43,000,000 Swedbank 6.08s (Sweden)                                               4/4/01         42,970,951
         25,000,000 Transamerica Finance Corp. 5.3s (Netherlands)                         5/1/01         24,885,903
         32,000,000 Transamerica Finance Corp. 4.96s (Netherlands)                        4/3/01         31,986,773
         44,000,000 Transamerica Finance Corp. 4.85s (Netherlands)                        6/28/01        43,466,500
         35,000,000 Transamerica Finance Corp. 4.82s (Netherlands)                        5/23/01        34,751,636
         45,000,000 Transamerica Finance Corp. 4.65s (Netherlands)                        7/19/01        44,360,625
         29,000,000 Unibanco-Grand Caymen (WestDeutsche
                    Landesbank (LOC)) 6.665s (Germany)                                    7/13/01        28,441,621
                                                                                                     --------------
                                                                                                      1,592,555,477
                                                                                                     --------------
                    Total Commercial Paper (cost $5,387,163,580)                                     $5,387,163,580

CERTIFICATES OF DEPOSITS (7.2%) (a)                                                       MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
        $43,000,000 Canadian Imperial Bank of Commerce
                    7.36s (Canada)                                                        5/17/01    $   42,999,478
         53,000,000 Commerzbank AG 6.995s (Germany)                                       7/18/01        53,231,587
         52,000,000 Commerzbank AG 6.36s (Germany)                                        6/11/01        52,005,532
         43,000,000 Landesbank Hessen Thuringen 5.375s (Germany)                          7/26/01        43,001,362
         60,000,000 MeritaNordbanken Group 4.79s (Sweden)                                 6/26/01        60,005,731
         43,000,000 Societe Generale 5.233s (France)                                      7/5/01         42,993,214
         42,000,000 Svenska Handelsbanken 6.98s (Sweden)                                  5/2/01         41,999,303
         38,000,000 Svenska Handelsbanken 6.62s (Sweden)                                  5/21/01        38,014,297
         44,000,000 Svenska Handelsbanken 5.32s (Sweden)                                  7/25/01        43,991,717
         22,000,000 WestDeutsche Landesbank Girozentrale
                    7.1s (Germany)                                                        5/3/01         22,000,000
                                                                                                     --------------
                    Total Certificates of Deposits (cost $440,242,221)                               $  440,242,221


CORPORATE BONDS AND NOTES (5.7%) (a)                                                      MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
        $43,000,000 Abbey National Treasury Services PLC FRN
                    Ser. 1A, 5s (United Kingdom)                                          10/25/01   $   42,990,983
         20,000,000 Associates First Capital Corp. bonds 4.86s                            10/1/01        20,000,000
         47,000,000 Credit Suisse First Boston, Inc. 144A
                    company guaranty 5.224s                                               8/10/01        47,000,000
         43,000,000 First Union National Bank FRN 5.055s                                  5/10/01        43,000,000
         32,000,000 First Union National Bank FRN 4.883s                                  5/29/01        32,001,031
         35,000,000 Goldman Sachs 144A notes Ser. B, FRN, 5.55s                           11/19/01       35,034,780
         43,000,000 National City Corp. ser. notes FRN, 4.95s                             11/21/01       42,997,292
         43,000,000 National Rural Utilities, Inc. notes FRN 4.994s                       6/15/01        43,000,000
         43,000,000 Wells Fargo & Co. FRN 5.055s                                          7/16/01        42,997,056
                                                                                                     --------------
                    Total Corporate Bonds and Notes
                    (cost $349,021,142)                                                              $  349,021,142
U.S. GOVERNMENT & AGENCY OBLIGATIONS (0.8%) (a) (cost $49,182,292)
                                                                                          MATURITY
PRINCIPAL AMOUNT                                                                          DATE                VALUE
-------------------------------------------------------------------------------------------------------------------
        $50,000,000 Federal National Mortgage Association 4.71s                           8/3/01     $   49,182,292
-------------------------------------------------------------------------------------------------------------------
                    Total Investments (cost $6,225,609,235) (b)                                      $6,225,609,235
-------------------------------------------------------------------------------------------------------------------

  (a) Percentages indicated are based on net assets of $6,073,746,865.

  (b) The aggregate identified cost on a tax basis is the same.

      144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      The rates shown on Floating Rate Notes (FRN) are the current interest rates shown at March 31, 2001, which are subject to change based on the terms of the security.

      DIVERSIFICATION BY COUNTRY

      Distribution of investments by country of issue at March 31, 2001:
      (as percentage of Market Value)

        Canada           1.5%
        Denmark          1.3
        France           3.2
        Germany          8.4
        Netherlands      3.7
        Norway           3.6
        Sweden           7.9
        Switzerland      2.3
        United Kingdom   1.1
        United States   66.7
        Uruguay          0.3
                       -----
        Total          100.0%

      The accompanying notes are an integral part of these financial statements.




STATEMENT OF ASSETS AND LIABILITIES
March 31, 2001 (Unaudited)
Assets
-------------------------------------------------------------------------------------------
Investments in securities, at amortized cost (Note 1)                        $6,225,609,235
-------------------------------------------------------------------------------------------
Cash                                                                                705,539
-------------------------------------------------------------------------------------------
Interest and other receivables                                                   14,024,957
-------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                           64,118,121
-------------------------------------------------------------------------------------------
Total assets                                                                  6,304,457,852

Liabilities
-------------------------------------------------------------------------------------------
Distributions payable to shareholders                                               849,690
-------------------------------------------------------------------------------------------
Payable for securities purchased                                                 58,033,800
-------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                      166,070,993
-------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                      3,905,135
-------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                          860,579
-------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                       108,268
-------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                          7,527
-------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                              400,211
-------------------------------------------------------------------------------------------
Other accrued expenses                                                              474,784
-------------------------------------------------------------------------------------------
Total liabilities                                                               230,710,987
-------------------------------------------------------------------------------------------
Net assets                                                                   $6,073,746,865

Represented by
-------------------------------------------------------------------------------------------
Paid-in capital (Note 4)                                                     $6,073,746,865
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class A share
($4,897,609,260 divided by 4,897,609,260 shares)*                                     $1.00
-------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($980,235,896 divided by 980,235,896 shares)**                                        $1.00
-------------------------------------------------------------------------------------------
Net asset value and offering price per class C share
($80,027,910 divided by 80,027,910 shares)**                                          $1.00
-------------------------------------------------------------------------------------------
Net asset value, offering and redemption price per class M share
($115,873,799 divided by 115,873,799 shares)*                                         $1.00
-------------------------------------------------------------------------------------------

 * Offered at net asset value

** Class B and class C shares are available only by exchange of class
   B and class C shares from other Putnam funds and to certain systematic investment plan investors. Redemption price per share is equal to net asset value less an applicable contingent deferred sales charge.

   The accompanying notes are an integral part of these financial statements.




STATEMENT OF OPERATIONS
Six months ended March 31, 2001 (Unaudited)
Interest income                                                                $153,310,463
-------------------------------------------------------------------------------------------

Expenses:
-------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                  7,591,416
-------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                    3,238,998
-------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                    38,732
-------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                     15,205
-------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                             1,764,858
-------------------------------------------------------------------------------------------
Distribution fees -- Class C (Note 2)                                               152,131
-------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                81,279
-------------------------------------------------------------------------------------------
Other                                                                             1,414,873
-------------------------------------------------------------------------------------------
Total expenses                                                                   14,297,492
-------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                         (797,251)
-------------------------------------------------------------------------------------------
Net expenses                                                                     13,500,241
-------------------------------------------------------------------------------------------
Net investment Income                                                           139,810,222
-------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           $139,810,222
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





STATEMENT OF CHANGES IN NET ASSETS

                                                                 Six months ended       Year ended
                                                                         March 31     September 30
                                                                            2001*             2000
--------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
--------------------------------------------------------------------------------------------------
Operations:
--------------------------------------------------------------------------------------------------
Net investment income                                              $  139,810,222   $  255,491,589
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                                       139,810,222      255,491,589
--------------------------------------------------------------------------------------------------
Distributions to shareholders (Note 1):
--------------------------------------------------------------------------------------------------
  From net investment income
   Class A                                                           (116,235,247)    (205,971,249)
--------------------------------------------------------------------------------------------------
   Class B                                                            (18,829,223)     (41,749,961)
--------------------------------------------------------------------------------------------------
   Class C                                                             (1,643,516)      (1,361,270)
--------------------------------------------------------------------------------------------------
   Class M                                                             (3,102,236)      (6,409,109)
--------------------------------------------------------------------------------------------------
Increase (decrease) from
capital share transactions (Note 4)                                 1,476,281,347     (288,687,405)
--------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                             1,476,281,347     (288,687,405)

Net assets
--------------------------------------------------------------------------------------------------
Beginning of period                                                 4,597,465,518    4,886,152,923
--------------------------------------------------------------------------------------------------
End of period                                                      $6,073,746,865   $4,597,465,518
--------------------------------------------------------------------------------------------------

* Unaudited.

  The accompanying notes are an integral part of these financial statements.




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------
                                    Six months
                                       ended
Per-share                            March 31
operating performance               (Unaudited)                       Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                  .0298        .0564        .0478        .0517        .0505        .0507
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .0298        .0564        .0478        .0517        .0505        .0507
------------------------------------------------------------------------------------------------------------------
Total distributions                   (.0298)      (.0564)      (.0478)      (.0517)      (.0505)      (.0507)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)               3.01*        5.79         4.89         5.29         5.17         5.19
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                    $4,897,609   $3,780,309   $3,691,475   $2,598,891   $2,134,223   $1,659,288
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .25*         .49          .48          .58          .57          .57
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.90*        5.69         4.73         5.20         5.06         5.00
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                  .0272        .0513        .0429        .0468        .0455        .0457
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .0272        .0513        .0429        .0468        .0455        .0457
------------------------------------------------------------------------------------------------------------------
Total distributions                   (.0272)      (.0513)      (.0429)      (.0468)      (.0455)      (.0457)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)               2.76*        5.25         4.37         4.78         4.65         4.67
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $980,236     $649,826   $1,041,452     $759,748     $410,885     $438,316
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .50*         .99          .98         1.08         1.07         1.07
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.65*        5.13         4.24         4.69         4.57         4.51
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS C
---------------------------------------------------------------------------
                                     Six months
                                       ended                 For the period
Per-share                             March 31   Year ended   Feb. 1, 1999+
operating performance               (Unaudited)   Sept. 30    to Sept. 30
---------------------------------------------------------------------------
                                        2001         2000         1999
---------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00
---------------------------------------------------------------------------
Net investment income                  .0273        .0513        .0284
---------------------------------------------------------------------------
Total from
investment operations                  .0273        .0513        .0284
---------------------------------------------------------------------------
Total distributions                   (.0273)      (.0513)      (.0284)
---------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00
---------------------------------------------------------------------------
Total return
at net asset value (%)(a)               2.76*        5.26         2.87*
---------------------------------------------------------------------------

Ratios and supplemental data
---------------------------------------------------------------------------
Net assets, end of period
(in thousands)                       $80,028      $52,872      $17,091
---------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .50*         .99          .65*
---------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.66*        5.34         2.83*
---------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).




FINANCIAL HIGHLIGHTS
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------
                                     Six months
                                       ended
Per-share                             March 31
operating performance               (Unaudited)                      Year ended September 30
------------------------------------------------------------------------------------------------------------------
                                        2001         2000         1999         1998         1997         1996
------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                    $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Net investment income                  .0290        .0551        .0463        .0502        .0490        .0490
------------------------------------------------------------------------------------------------------------------
Total from
investment operations                  .0290        .0551        .0463        .0502        .0490        .0490
------------------------------------------------------------------------------------------------------------------
Total distributions                   (.0290)      (.0551)      (.0463)      (.0502)      (.0490)      (.0490)
------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                          $1.00        $1.00        $1.00        $1.00        $1.00        $1.00
------------------------------------------------------------------------------------------------------------------
Total return
at net asset value (%)(a)               2.94*        5.65         4.73         5.14         5.01         5.02
------------------------------------------------------------------------------------------------------------------

Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                      $115,874     $114,458     $136,134      $94,833      $58,502      $29,075
------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                .33*         .64          .63          .73          .72          .72
------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)               2.84*        5.51         4.58         5.04         4.92         4.82
------------------------------------------------------------------------------------------------------------------

  * Not annualized.

(a) Total return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) Includes amounts paid through expense offset arrangements (Note 2).



NOTES TO FINANCIAL STATEMENTS
March 31, 2001 (Unaudited)

Note 1
Significant accounting policies

Putnam Money Market Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks current income consistent with preservation of capital and maintenance of liquidity. The fund achieves its objective by investing in a portfolio of high-grade short-term obligations. The fund may invest up to 100% of its assets in the banking industry and in commercial paper and short-term corporate obligations of issuers in the personal credit institution and business credit industries.

The fund offers class A, class B, class C and class M shares. Each class of shares is sold without a front-end sales charge. Class B and class C shares are offered only in exchange for class B and class C shares of other Putnam funds, or purchased by certain systemic investment plans. Class B shares, which convert to class A shares after approximately eight years, pay an ongoing distribution fee and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase (including any holding period of the shares in other Putnam funds). Class C shares are subject to the same fees and expenses as class B shares, except that class C shares have a one-year 1.00% contingent deferred sales charge and do not convert to class A shares. Shareholders who acquired class B and class C shares through an exchange are subject to the same deferred sales charge schedule as the fund from which they were exchanged. Class M shares pay an ongoing distribution fee lower than class B and class C shares but are not subject to a contingent deferred sales charge.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if that fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with accounting principles generally accepted in the United States of America and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A) Security valuation The valuation of the funds' portfolio instruments is determined by means of the amortized cost method as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, a wholly-owned subsidiary of Putnam Investments, LLC. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

E) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

F) Interest income and distributions to shareholders Interest is recorded on the accrual basis. Income dividends are recorded daily by the fund and are paid monthly to the shareholders.

G) Amortization of bond premium and accretion of bond discount Premiums and discounts from purchases of short-term investments are amortized/accreted at a constant rate until maturity.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.50% of the first $100 million of average net assets, 0.40% of the next $100 million, 0.35% of the next $300 million, 0.325% of the next $500 million, and 0.30% thereafter.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam
Fiduciary Trust Company (PFTC), a subsidiary of Putnam Investments, LLC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

The fund has entered into an arrangement with PFTC whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the fund's expenses. For the six months ended March 31, 2001, the fund's expenses were reduced by $797,251 under these arrangements.

Each independent Trustee of the fund receives an annual Trustee fee, of which $3,005 has been allocated to the fund, and an additional fee for each Trustees meeting attended. Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as a Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of Trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class B, class C and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Retail Management, a wholly-owned subsidiary of Putnam Investments, LLC and Putnam Retail Management GP, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam
Retail Management at an annual rate up to 0.75%, 1.00% and 1.00% of the average net assets attributable to class B, class C and class M shares, respectively. The Trustees have approved payment by the fund at an annual rate of 0.50%, 0.50% and 0.15% of the average net assets attributable to class B, class C and class M shares, respectively.

For the six months ended March 31, 2001, Putnam Retail Management, acting as the underwriter received net commissions of $2,030,108 and 141,079 in contingent deferred sales charges from redemptions of class B and class C shares, respectively. A deferred sales charge of up to 1% is assessed on redemptions of class A shares. For the six months ended March 31, 2001 Putnam Retail Management, acting as underwriter received no monies in contingent deferred sales charges from redemptions of class A shares acquired through an exchange from another fund.

Note 3
Purchases and sales of securities

During the six months ended March 31, 2001, cost of purchases and proceeds from sales (including maturities) of investment securities (all short-term obligations) aggregated $45,635,422,572 and $43,997,437,281, respectively.

Note 4
Capital shares

At March 31, 2001, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares at a constant net asset value of $1.00 per share were as follows:

                                          Six months
                                            ended              Year ended
                                           March 31           September 30
---------------------------------------------------------------------------
Class A                                      2001                 2000
---------------------------------------------------------------------------
Shares sold                              6,964,287,333       13,559,891,513
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                              114,236,204          195,361,991
---------------------------------------------------------------------------
                                         7,078,523,537       13,755,253,504

Shares
repurchased                             (5,961,223,510)     (13,666,419,670)
---------------------------------------------------------------------------
Net increase                             1,117,300,027           88,833,834
---------------------------------------------------------------------------

                                          Six months
                                            ended              Year ended
                                           March 31           September 30
---------------------------------------------------------------------------
Class B                                      2001                 2000
---------------------------------------------------------------------------
Shares sold                              1,168,637,907        2,539,282,766
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                               17,616,278           37,603,003
---------------------------------------------------------------------------
                                         1,186,254,185        2,576,885,769

Shares
repurchased                               (855,844,515)      (2,968,511,949)
---------------------------------------------------------------------------
Net increase
(decrease)                                 330,409,670         (391,626,180)
---------------------------------------------------------------------------

                                          Six months
                                            ended              Year ended
                                           March 31           September 30
---------------------------------------------------------------------------
Class C                                      2001                 2000
---------------------------------------------------------------------------
Shares sold                                368,479,764          360,862,501
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                1,507,636            1,260,996
---------------------------------------------------------------------------
                                           369,987,400          362,123,497

Shares
repurchased                               (342,831,598)        (326,342,248)
---------------------------------------------------------------------------
Net increase                                27,155,802           35,781,249
---------------------------------------------------------------------------

                                          Six months
                                            ended              Year ended
                                           March 31           September 30
---------------------------------------------------------------------------
Class M                                      2001                 2000
---------------------------------------------------------------------------
Shares sold                                604,312,363          976,960,996
---------------------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                                2,981,381            6,065,448
---------------------------------------------------------------------------
                                           607,293,744          983,026,444

Shares
repurchased                               (605,877,896)      (1,004,702,752)
---------------------------------------------------------------------------
Net increase
(decrease)                                   1,415,848          (21,676,308)
---------------------------------------------------------------------------

Note 5
New accounting pronouncement

In November 2000, the AICPA issued a revised Audit and Accounting Guide, Audits of Investment Companies, which is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the fund to amortize premium and accrete discount on all fixed-income securities, and classify as interest income gains and losses realized on paydowns on mortgage-backed securities which are presently included in realized gain/loss. Adopting these accounting principles will not affect the fund's net asset value, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of operations. The adoption of this principle will not be material to the financial statements.


FUND INFORMATION

WEB SITE

www.putnaminvestments.com

INVESTMENT MANAGER

Putnam Investment Management, LLC
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Retail Management
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

John A. Hill, Chairman
Jameson Adkins Baxter
Hans H. Estin
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam, III
President

Charles E. Porter
Executive Vice President and Treasurer

Patricia C. Flaherty
Senior Vice President

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Stephen Oristaglio
Vice President

Kevin A. Cronin
Vice President

Joanne M. Driscoll
Vice President and Fund Manager

Richard A. Monaghan
Vice President

Richard G. Leibovitch
Vice President

John R. Verani
Vice President


This report is for the information of shareholders of Putnam Money Market Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary and Putnam's Quarterly Ranking Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581.

You can also learn more at Putnam Investments'  Web site:
www.putnaminvestments.com.


NOT FDIC INSURED, MAY LOSE VALUE, NO BANK GUARANTEE


[LOGO OMITTED]

PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

---------------------
PRSRT STD
U.S. POSTAGE PAID
PUTNAM
INVESTMENTS
---------------------

For account balances, economic forecasts, and the latest on Putnam funds, visit www.putnaminvestments.com

SA039-71213  010/879/534  5/01